Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	RM 3,426,369		RM 3,827,557		$ 844,765	$ 943,677
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	2,128,178		2,170,017
Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	831,975		1,080,645
Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	52,213		54,501
Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	221,977		253,382
Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	149,969		220,720
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	42,057		48,292
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	15,421,052	$ 3,802,034	18,072,169	$ 4,455,663
Balance at end of year	15,612,640	3,849,270	15,421,052	3,802,034
Additions	199,368	49,154	1,104,155	272,227
Write-off	(7,780)	(1,918)	(3,755,272)	(925,856)
Cost [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	6,640,540		9,308,392
Balance at end of year	6,820,954		6,640,540
Additions	180,414		159,419
Write-off			(2,827,271)
Cost [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,969,209		2,801,531
Balance at end of year	2,969,209		2,969,209
Additions			863,305
Write-off			(695,627)
Cost [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,821,311		1,826,103
Balance at end of year	1,835,415		1,821,311
Additions	14,104		26,688
Write-off			(31,480)
Cost [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,544,035		1,619,305
Balance at end of year	1,548,885		1,544,035
Additions	4,850		27,540
Write-off			(102,810)
Cost [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,310,320		2,392,201
Balance at end of year	2,302,540		2,310,320
Additions			16,203
Write-off	(7,780)		(98,084)
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	135,637		124,637
Balance at end of year	135,637		135,637
Additions			11,000
Write-off
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	11,593,495	2,858,357	13,776,478	3,396,568
Balance at end of year	12,186,271	3,004,505	11,593,495	2,858,357
Depreciation	596,135	146,976	1,224,441	301,884
Write-off	(3,359)	$ (828)	(3,407,424)	$ (840,095)
Accumulated depreciation [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	4,470,523		6,812,295
Balance at end of year	4,692,776		4,470,523
Depreciation	222,253		485,495
Write-off			(2,827,267)
Accumulated depreciation [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,888,564		1,766,542
Balance at end of year	2,137,234		1,888,564
Depreciation	248,670		469,835
Write-off			(347,813)
Accumulated depreciation [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,766,810		1,761,471
Balance at end of year	1,783,202		1,766,810
Depreciation	16,392		36,806
Write-off			(31,467)
Accumulated depreciation [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,290,653		1,312,310
Balance at end of year	1,326,908		1,290,653
Depreciation	36,255		81,151
Write-off			(102,808)
Accumulated depreciation [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,089,600		2,047,152
Balance at end of year	2,152,571		2,089,600
Depreciation	66,330		140,517
Write-off	(3,359)		(98,069)
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	87,345		76,708
Balance at end of year	93,580		87,345
Depreciation	6,235		10,637
Write-off